Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 834	$ 1,203	$ 1,115	$ 2,158	$ 1,521	$ 2,094	$ 1,366	$ 1,328	$ 5,310	$ 6,309	$ 3,368
Other, net									164	101	123
Net cash provided by (used in) operating activities									14,129	16,376	16,131
Cash flows from investing activities
Sales of fixed maturity securities									146,732	118,526	117,523
Purchases of fixed maturity securities									(148,799)	(130,197)	(117,826)
Sales of equity securities									1,117	490	725
Cash received in connection with freestanding derivatives									2,690	1,760	1,567
Cash paid in connection with freestanding derivatives									(4,211)	(4,003)	(6,710)
Net change in short-term investments									(777)	5,167	2,955
Other, net									(59)	(341)	(86)
Net cash provided by (used in) investing activities									(10,398)	(15,055)	(15,165)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions									1,544	5,031	(3,276)
Long-term debt issued									3,893	1,000	1,372
Long-term debt repaid									(1,438)	(2,862)	(1,746)
Common stock issued, net of issuance costs									0	1,000	1,000
Treasury stock acquired in connection with share repurchases									(1,930)	(1,000)	0
Preferred stock issued, net of issuance costs									1,483	0	0
Repurchase of preferred stock									(1,460)	0	0
Preferred stock repurchase premium									(42)	0	0
Dividends on preferred stock									(116)	(122)	(122)
Dividends on common stock									(1,653)	(1,499)	(1,119)
Other, net									198	(700)	(184)
Net cash provided by (used in) financing activities									(1,295)	2,256	(8,907)
Change in cash and cash equivalents									1,944	3,223	(8,153)
Cash and cash equivalents, from continuing operations, beginning of year				10,808					10,808
Cash and cash equivalents, from continuing operations, end of year	12,752				10,808				12,752	10,808
Supplemental disclosures of cash flow information:
Net cash paid for Interest									1,178	1,213	1,270
Net cash paid (received) for Income tax									1,127	748	677
Parent Company
Cash flows from operating activities
Net income (loss)									5,310	6,309	3,368
Earnings of subsidiaries									(5,985)	(6,907)	(4,163)
Dividends from subsidiaries									2,335	2,388	2,734
Other, net									(54)	825	(74)
Net cash provided by (used in) operating activities									1,606	2,615	1,865
Cash flows from investing activities
Sales of fixed maturity securities									7,952	6,611	5,108
Purchases of fixed maturity securities									(7,957)	(7,181)	(4,795)
Sales of equity securities									0	0	13
Cash received in connection with freestanding derivatives									930	438	424
Cash paid in connection with freestanding derivatives									(510)	(281)	(465)
Sales of businesses									0	7	17
Expense paid on behalf of subsidiaries									(40)	(54)	(85)
Receipts on loans to subsidiaries									761	832	645
Issuances of loans to subsidiaries									(300)	(370)	(1,942)
Redemption of preferred stock of subsidiary									0	0	300
Returns of capital from subsidiaries									5	0	267
Capital contributions to subsidiaries									(667)	(1,262)	(748)
Net change in short-term investments									110	182	(265)
Other, net									2	101	(49)
Net cash provided by (used in) investing activities									286	(977)	(1,575)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions									(122)	264	85
Long-term debt issued									2,739	1,000	994
Long-term debt repaid									(1,000)	(1,550)	(750)
Common stock issued, net of issuance costs									0	1,000	1,000
Treasury stock acquired in connection with share repurchases									(1,930)	(1,000)	0
Preferred stock issued, net of issuance costs									1,483	0	0
Repurchase of preferred stock									(1,460)	0	0
Preferred stock repurchase premium									(42)	0	0
Dividends on preferred stock									(116)	(122)	(122)
Dividends on common stock									(1,653)	(1,499)	(1,119)
Other, net									187	64	82
Net cash provided by (used in) financing activities									(1,914)	(1,843)	170
Change in cash and cash equivalents									(22)	(205)	460
Cash and cash equivalents, from continuing operations, beginning of year				$ 443				$ 648	443	648	188
Cash and cash equivalents, from continuing operations, end of year	$ 421				$ 443				421	443	648
Supplemental disclosures of cash flow information:
Net cash paid for Interest									1,133	1,138	1,100
Net cash paid (received) for Income tax									(171)	(862)	69
Non-cash transactions:
Dividends from subsidiaries									0	81	32
Returns of capital from subsidiaries									4,284	6,308	0
Capital contributions to subsidiaries									4,120	6,388	121
Payables to subsidiaries for future capital contributions									120	445	0
Issuance of long-term debt to subsidiary									0	0	350
Issuance of loan to subsidiary									0	0	350
Allocation of interest expense to subsidiary									28	27	28
Allocation of interest income to subsidiary									57	65	68
Amounts paid to (received from) subsidiaries, net | Parent Company
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax									(226)	(1,247)	69
Income tax paid (received) by MetLife, Inc., net | Parent Company
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax									$ 55	$ 385	$ 0